Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (11,531,781)	$ (6,389,076)	$ 3,586,692
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	1,847,926	971,200
Prepaid expenses and other current assets	103,790	188,211
Equity in losses (earnings) of subsidiaries and VIE	8,605,535	4,451,276	(4,576,721)
Net cash used in operating activities	(974,530)	(778,389)	(990,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	829,619	(3,993,808)
Investment in subsidiaries and VIE	(9,610,000)	(24,330,000)
Net cash used in investing activities	(8,780,381)	(28,323,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs			(292,000)
Issuance of Ordinary Shares	9,883,241		4,700,000
Net proceeds from the Initial Public Offering		25,685,364
Repayment of related party loans		(1,175,572)
Proceeds from related party loans	31,381		1,184,272
Net cash provided by financing activities	9,914,622	24,509,792	5,592,272
CHANGES IN CASH	159,711	(4,592,405)	4,602,243
CASH, beginning of year	9,838	4,602,243
CASH, end of year	$ 169,549	$ 9,838	$ 4,602,243